Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net
5. Accounts Receivable, Net
The following is a summary of accounts receivable as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable, net:
Accounts receivable	375,651	441,168
Allowance for expected credit losses:
Balance at the beginning of the year	(14,640)	(21,645)
Additional provision charged to expenses	(7,103)	(3,814)
Write-off	98	2,935
Balance at the end of the year	(21,645)	(22,524)

	354,006	418,644